Acquisitions - Preliminary purchase price allocation (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 01, 2020	Jun. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Aug. 20, 2020	Dec. 31, 2019
Consideration:
Fair value of contingent consideration payable on October 1, 2024			$ 2,924	$ 3,765
Recognized amounts of assets acquired and liabilities assumed:
Goodwill			122,426	$ 123,217		$ 46,956
Koin Administradora De Cartoes E Meios De Pagamentos SA [Member]
Consideration:
Fair value of purchase price			977
Redeemable non-controlling interest:			2,655		$ 2,655
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents			322
Restricted cash			4
Trade accounts receivable, net of credit expected loss			1,194		$ 977
Lease right-of-use assets			177
Property and equipment			99
Intangible assets			743
Other assets and prepaid expenses			66
Total Assets Acquired			2,605
Accounts payable and accrued expenses			1,721
Short-term debt			1,250
Lease liabilities			178
Contingent liabilities			19
Taxes payable			684
Deferred tax liabilities			253
Other liabilities			479
Total Liabilities Assumed			4,584
Total net liabilities assumed			1,979
Goodwill			5,611
Best Day Group [Member]
Consideration:
Fair value of purchase price payable on October 1, 2023			8,642
Fair value of contingent consideration payable on October 1, 2024			1,526
Total consideration as of acquisition date	$ 10,288		10,168
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents			5,404
Restricted cash			2,763
Trade accounts receivable, net of credit expected loss			9,122
Related party receivable			2,337
Lease right-of-use assets			7,415
Property and equipment			8,836
Intangible assets			51,758
Deferred tax assets			12,851
Seller indemnification			11,814
Other assets and prepaid expenses			33,446
Total Assets Acquired			145,746
Accounts payable and accrued expenses			7,948
Travel accounts payable			82,170
Related party payable			266
Short-term and long-term debt			10,618
Lease liabilities			7,955
Contingent liabilities			22,436
Deferred revenue			775
Taxes payable			29,573
Deferred tax liabilities			11,015
Promissory notes issued			13,928
Other liabilities			16,534
Total Liabilities Assumed			203,218
Total net liabilities assumed			57,472
Goodwill			$ 67,640
Viajes Falabella [Member]
Consideration:
Total consideration as of acquisition date		$ 23,000
Fair value of purchase price						22,196
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents						11,272
Trade accounts receivable, net of credit expected loss						11,828
Property and equipment						2,420
Intangible assets						3,663
Other assets and prepaid expenses						34,611
Total Assets Acquired						63,794
Travel accounts payable						36,656
Other liabilities						15,807
Total Liabilities Assumed						52,463
Total net liabilities assumed						11,331
Goodwill						$ 10,865